Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Invoices received - supplier not part of factoring facility	€ 42,609	€ 52,110
Invoices received - supplier factoring facility	14,294	13,581
Accruals for invoices to be received	21,496	23,524
Total	€ 78,399	€ 89,215